Note 7 - Equity (Details) - Restricted Stock Activity - shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Note 7 - Equity (Details) - Restricted Stock Activity [Line Items]
Outstanding	662,375	662,375	0